Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	Group
	2018 £m	2017 £m	2016 £m
Staff costs:
Wages and salaries	898	743	728
Performance-related payments	159	157	157
Social security costs	111	93	94
Pensions costs – defined contribution plans	67	54	52
– defined benefit plans	79	32	26
Other share-based payments	3	10	3
Other personnel costs	52	45	62

	1,369	1,134	1,122
Other administration expenses	835	1,011	970
Depreciation, amortisation and impairment	375	354	322

	2,579	2,499	2,414

Summary of Deferred Performance Awards

	Costs recognised in 2018			Costs expected to be recognised in 2019 or later
	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m
Cash	4	8	12	10	10	20
Shares	3	10	13	8	9	17

	7	18	25	18	19	37

Summary of Amount of Bonus Awarded to Employees

The following table shows the amount of bonus awarded to employees for the performance year 2018. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m
Cash award – not deferred	123	116	—	—	123	116
– deferred	12	13	20	17	32	30
Share awards – not deferred	11	12	—	—	11	12
– deferred	13	16	17	18	30	34
Total discretionary bonus	159	157	37	35	196	192